Accrued Expenses (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accrued expenses
Accrued expenses bonus payments		$ 137,660	$ 279,708
Accrued expenses severance payments		319,031
Payroll related accruals		90,549	110,822
Other accrued expenses		12,389	20,959
Total amount of accrued expenses	178,852	559,629	411,489
Accrued expenses, non-current
Reserve for litigation TUM		373,059	358,121
Accrued expenses Restoration		6,883	6,607
Total amount of accrued expenses non-current	348,533	379,942	364,728
Total amount of accrued expenses		$ 939,571	$ 776,218